Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Goodwill
Goodwill, beginning balance		$ 33,745,000	$ 33,745,000	$ 33,745,000
Loss on impairment of goodwill		(33,745,000)	(33,745,000)	0		$ 0
Goodwill, ending balance			0	33,745,000		33,745,000
Intangible Assets
Intangible assets, beginning balance		$ 11,779,000	11,779,000	33,005,000
Loss on impairment of intangible assets			0	(18,606,000)		0
Amortization of intangible assets	[1]		(1,682,000)	(2,620,000)	[2]	(5,186,000)	[2],[3]
Intangible assets, ending balance			$ 10,097,000	$ 11,779,000		$ 33,005,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.